Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 111,141	$ 118,653	$ 48,172
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization (accretion) of fees, discounts, premiums and intangible assets, net	20,663	21,624	4,813
Cash received from FDIC under loss share	32,828	92,551	0
Depreciation	6,667	5,766	5,153
Stock option compensation expense	1,087	1,213	1,327
Provision for loan losses	93,104	179,909	193,000
Loss on investment securities and real estate held for sale, net	23,315	58,066	15,101
Gain on FDIC-assisted transaction	0	(85,608)	0
Decrease (increase) in accrued interest receivable	(3,312)	7,999	1,077
Increase in FDIC loss share receivable	(7,707)	0	0
Decrease in income taxes payable/receivable	(11,351)	(23,408)	(45,831)
FHLB stock dividends	(7)	(6)	(15)
Decrease (increase) in other assets	18,844	(51,635)	(16,156)
Decrease in accrued expenses and other liabilities	(23,575)	(74,243)	(22,399)
Net cash provided by operating activities	261,697	250,881	184,242
CASH FLOWS FROM INVESTING ACTIVITIES
Net principal collections (loan originations)	400,054	281,826	71,509
FHLB stock redeemed	0	0	394
Available-for-sale securities purchased	(1,585,945)	(1,774,343)	(1,175,321)
Principal payments and maturities of available-for-sale securities	727,379	1,052,545	513,218
Available-for-sale securities sold	131,361	496,024	18,453
Principal payments and maturities of held-to-maturity securities	33,874	23,128	21,691
Net cash received from acquisition	0	111,684	0
Proceeds from sales of real estate held for sale	110,400	129,447	98,822
Covered REO purchased	29,383	0	0
Premises and equipment purchased	(10,539)	(13,027)	(5,273)
Net cash provided (used) by investing activities	(164,033)	307,284	(456,507)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in customer accounts	(186,637)	190,702	672,771
Net decrease in short-term borrowings	0	0	(377,000)
Proceeds from long-term borrowings	200,000	200,000	100,000
Repayments of long-term borrowings	(100,000)	(539,034)	(19,378)
Proceeds from exercise of common stock options and related tax benefit	1,686	1,940	180
Dividends paid on common stock	(25,697)	(22,450)	(18,847)
Dividends paid on preferred stock	0	0	(5,361)
Net proceeds from follow on stock offering	0	0	333,177
Proceeds from issuance of preferred stock and warrants	0	0	200,000
Redemption of preferred stock	0	0	(200,000)
Proceeds from Employee Stock Ownership Plan	0	0	1,341
Treasury stock purchased	(59,680)	0	0
Decrease in advance payments by borrowers for taxes and insurance	44	911	1,170
Net cash provided (used) by financing activities	(170,284)	(167,931)	688,053
Increase (decrease) in cash and cash equivalents	(72,620)	390,234	415,788
Cash and cash equivalents at beginning of period	888,622	498,388	82,600
Cash and cash equivalents at ending of period	816,002	888,622	498,388
Non-cash investing activities
Non-covered real estate acquired through foreclosure	112,693	222,057	254,742
Covered real estate acquired through foreclosure	54,638	34,536	0
Cash paid during the period for
Interest	228,444	269,478	325,157
Income taxes	73,798	27,503	77,761
Noncash or Part Noncash Acquisition, Value of Assets Acquired	0	1,091,629	0
Fair value of liabilities assumed	0	(1,047,981)	0
Net fair value of assets (liabilities)	$ 0	$ 43,648	$ 0